Income tax - Disclosure of current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Current income tax expense	$ 1,561	$ 1,262	$ 1,283
Deferred tax benefits	(906)	(714)	(1,061)
Income tax expense	$ 655	$ 548	$ 222